Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 12,000
Goodwill balance	12,000
Acquired intangible assets	$ 46,000